Investments accounted for using the equity method - Reconciliation (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using the equity method
Opening balance	₺ 8,474,482	₺ 5,487,963
Shares of profit / (loss)	(3,162,643)	2,202,029	₺ 753,977
Transfer from equity pickup to subsidiary	(17,882)
Contribution to capital increase	68	784,490	1,464,404
Closing balance	₺ 5,294,025	₺ 8,474,482	₺ 5,487,963